RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Salaries and other emoluments	$ 11,969	$ 11,627	$ 10,175
Total	$ 11,969	$ 11,627	$ 10,175